Share Capital (Details Narrative)					1 Months Ended							6 Months Ended		12 Months Ended
	Aug. 09, 2021 shares $ / shares	Jun. 10, 2021 shares	Apr. 13, 2021 shares $ / shares	Oct. 02, 2020 CAD ($) shares	Nov. 30, 2021 CAD ($) $ / shares shares	Jul. 21, 2021 shares	Jul. 20, 2021	May 21, 2021 CAD ($) shares	Apr. 23, 2021 CAD ($)	Jan. 18, 2021 shares $ / shares	Dec. 18, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares) | shares												161,032,217
Fair value of common shares issued for exploration and evaluation assets												$ 5,635,147
Number of common shares issued for financing (in shares) | shares											15,697,500
Proceeds from issuing shares											$ 34,534,500
Payments for share issue costs											$ 2,666,812
Number of share options granted in share-based payment arrangement | shares												310,000
Number of common shares issued for convertible loan (in shares) | shares		6,251,250
Number of common shares issued for exercise of warrants (in shares) | shares												375,830		11,245,133
Proceeds from exercise of warrants												$ 6,306,982	$ 6,286,340	$ 10,190,569
Transfer agent														$ 39,000
Number of common shares issued for exercise of stock options (in shares) | shares												750,784		1,375,000
Proceeds from exercise of options												$ 745,500	$ 408,750	$ 1,241,500
Amount transferred from contributed surplus to share capital												$ 952,780		$ 981,261
Private placement | shares					13,480,083
Sale of stock per share | $ / shares					$ 9.43
Common stock gross proceeds					$ 127,070,000
Finders fee					$ 6,384,050
Finders issued | shares					336,877
Finders warrants fair value					$ 2,211,663
finders incurred					$ 233,598
Risk-free interest rate					0.92%							0.73%	0.56%
Dividend rate					0.00%
Expected life					2 years
Share capital share price | $ / shares					$ 13.23
Weighted average contractual life warrants outstanding												11 months 8 days
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 1.02											$ 6.08		$ 3.40
Stock options vested							5 years
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares				500,000
Fair value of common shares issued for exploration and evaluation assets				$ 1,025,000
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares	435,784		400,000							1,200,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares			$ 3.43							$ 3.39
TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Fair value of common shares issued for exploration and evaluation assets									$ 1,600,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares						200,000		200,000
Fair value of common shares issued for exploration and evaluation assets								$ 786,000
LANXESS [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for convertible loan (in shares) | shares		6,251,250